Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments [Abstract]
Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses	These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income and reclassified as Cost of revenues and Operating expenses, at the time that the hedged income/expense is recorded.
	Net Notional amount		Fair value
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	$34,352	$24,580	$2,130	$346
Forward contracts to hedge payroll
expenses NIS	11,267	3,495	824	96
	$45,619	$28,075	$2,954	$442

Schedule of Fair Value Derivatives Instruments and Foreign Exchange Cash Flow Hedging Relationships	The fair value of the Company’s outstanding derivative instruments on June 30, 2025 and December 31, 2024 is summarized below:
		Fair value of derivative instruments
		June 30,	December 31,
		2025	2024
	Balance Sheet line item	(Unaudited)
Derivative assets and liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$2,217	$457
Foreign exchange forward contracts	Prepaid expenses and other current assets	824	96
Foreign exchange option contracts	Other account payable	$(87)	$(111)

Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss

The effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the six months ended June 30, 2025 and 2024, is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax
	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$727	$—
Option contracts	2,130	(652)
	$2,857	$(652)

Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships

Derivatives in foreign exchange cash flow hedging relationships for the six months ended June 30, 2025 and 2024, is summarized below:

		Amount of gain reclassified from other comprehensive income into expenses, net of tax
		Six months ended June 30,
		2025	2024
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll	Cost of revenues and operating expenses	$(614)	$(198)
Forward contracts to hedge payroll	Cost of revenues and operating expenses	(86)	—
		$(700)	$(198)